Segment information (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Capital expenditures
Total capital expenditures	$ 3,261	$ 3,379	$ 4,446
Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	2,913	3,027	3,836
All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	169	192	149
Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	195	181	191
Timing
Reconciliation of Capital expenditures
Total capital expenditures	37	21	363
Other
Reconciliation of Capital expenditures
Total capital expenditures	(53)	(42)	(93)
Consolidating Adjustments
Reconciliation of Capital expenditures
Total capital expenditures	(28)	(79)	(70)
Consolidating Adjustments | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Other
Reconciliation of Capital expenditures
Total capital expenditures	(28)	(79)	(70)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,448	1,393	2,030
Machinery, Energy & Transportation | Business
Reconciliation of Capital expenditures
Total capital expenditures	1,630	1,641	2,605
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,448	1,393	2,030
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	169	192	149
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	195	181	191
Machinery, Energy & Transportation | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	37	21	363
Machinery, Energy & Transportation | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	(219)	(146)	(128)
Financial Products | Business
Reconciliation of Capital expenditures
Total capital expenditures	1,659	1,817	1,911
Financial Products | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,465	1,634	1,806
Financial Products | Business | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	$ 194	$ 183	$ 105